Investment Risks	Nov. 29, 2025
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | SmallAndMidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small- and Mid-Cap Investing. The value of securities of small to medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | QuantitativePortfolioConstructionRiskMember
Prospectus Line Items
Risk [Text Block]	Quantitative Portfolio Construction Risk. A portfolio managed using quantitative portfolio construction can react differently than the market as a whole or a portfolio managed using only fundamental analysis. Although the Adviser uses a quantitative portfolio construction process that seeks to emphasize securities in which the Adviser has high conviction, there is no guarantee that this process will be successful, and the methods and analyses, including models, tools and data employed by the Adviser, in this process may not produce the desired results.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | SmallAndMidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small- and Mid-Cap Investing. The value of securities of small to medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | QuantitativePortfolioConstructionRiskMember
Prospectus Line Items
Risk [Text Block]	Quantitative Portfolio Construction Risk. A portfolio managed using quantitative portfolio construction can react differently than the market as a whole or a portfolio managed using only fundamental analysis. Although the Adviser uses a quantitative portfolio construction process that seeks to emphasize securities in which the Adviser has high conviction, there is no guarantee that this process will be successful, and the methods and analyses, including models, tools and data employed by the Adviser, in this process may not produce the desired results.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Value ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Value ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Value ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Value ETF | SmallAndMidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small- and Mid-Cap Investing. The value of securities of small to medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Value ETF | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Value ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Value ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Value ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Value ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Value ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Value ETF | QuantitativePortfolioConstructionRiskMember
Prospectus Line Items
Risk [Text Block]	Quantitative Portfolio Construction Risk. A portfolio managed using quantitative portfolio construction can react differently than the market as a whole or a portfolio managed using only fundamental analysis. Although the Adviser uses a quantitative portfolio construction process that seeks to emphasize securities in which the Adviser has high conviction, there is no guarantee that this process will be successful, and the methods and analyses, including models, tools and data employed by the Adviser, in this process may not produce the desired results.
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | DividendPayingSecuritiesMember
Prospectus Line Items
Risk [Text Block]	Dividend Paying Securities. Although the fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks of dividend-paying companies that will continue to pay and grow their dividends, there is no guarantee that this methodology will be successful. The fund may underperform funds that invest more broadly. If securities held by the fund reduce or stop paying dividends, the fund's ability to generate dividend income may be affected.
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | DividendPayingSecuritiesMember
Prospectus Line Items
Risk [Text Block]	Dividend Paying Securities. Although the fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks of dividend-paying companies that will continue to pay and grow their dividends, there is no guarantee that this methodology will be successful. The fund may underperform funds that invest more broadly. If securities held by the fund reduce or stop paying dividends, the fund's ability to generate dividend income may be affected.
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | LowVolatilityStrategyMember
Prospectus Line Items
Risk [Text Block]	Low Volatility Strategy. Although the fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks with lower volatility than the broader market, there is no guarantee that this methodology or the fund's low volatility strategy will be successful. There is a risk that the fund may experience more volatility than desired or than the market as a whole. In addition, the securities selected for the index may underperform higher volatility securities.
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | HighPortfolioTurnoverMember
Prospectus Line Items
Risk [Text Block]	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | MomentumSecuritiesRiskMember
Prospectus Line Items
Risk [Text Block]	Momentum Securities Risk. Although the fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks that exhibit positive momentum signals, there is no guarantee that this methodology will be successful. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | QualityStocksMember
Prospectus Line Items
Risk [Text Block]	Quality Stocks. Although the fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks with a higher quality profile than the broader market, there is no guarantee that this methodology will be successful or that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns.
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | FactorBasedStrategyRiskMember
Prospectus Line Items
Risk [Text Block]	Factor-Based Strategy Risk. Although the fund's underlying index uses a rules-based proprietary index methodology that seeks to identify certain factors, there is no guarantee that this methodology will be successful.
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | SmallCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | FactorBasedStrategyRiskMember
Prospectus Line Items
Risk [Text Block]	Factor-Based Strategy Risk. Although the fund's underlying index uses a rules-based proprietary index methodology that seeks to identify certain factors, there is no guarantee that this methodology will be successful.
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | StocksForInflationMember
Prospectus Line Items
Risk [Text Block]	Stocks for Inflation. Although the fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks with attractive valuations, high quality profiles and positive momentum signals, there is no guarantee that this methodology will be successful. The fund may underperform funds that invest more broadly. Though stocks should provide a hedge against inflation, the value of the stocks in which the fund invests may decrease in the future. As inflation increases, purchasing power is eroded and the future value of the fund's assets and distributions may decline.
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | FactorBasedStrategyRiskMember
Prospectus Line Items
Risk [Text Block]	Factor-Based Strategy Risk. Although the fund's underlying index uses a rules-based proprietary index methodology that seeks to identify certain factors, there is no guarantee that this methodology will be successful.
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. Although the fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks with attractive valuations, there is no guarantee that this methodology will be successful or that these stocks will continue to be good "values." "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time .
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. The fund will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund's shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | TradingHaltRiskMember
Prospectus Line Items
Risk [Text Block]	Trading Halt Risk. There may be circumstances where a security held in the fund's portfolio but not in the Tracking Basket does not have readily available market quotations. If the Adviser determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund's portfolio, will be publicly disclosed on the fund's website and the Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund's portfolio do not have readily available market quotations, the Adviser would promptly request the Exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | ArbitrageRiskMember
Prospectus Line Items
Risk [Text Block]	Arbitrage Risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid-ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund's arbitrage mechanism will operate as intended and that the fund will not experience wide bid-ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to "reverse engineer" the fund's trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund's performance.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | TrackingBasketStructureRiskMember
Prospectus Line Items
Risk [Text Block]	Tracking Basket Structure Risk. The fund's Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the fund's NAV per share, there is a risk that market prices will vary significantly from NAV. Exchange Traded Funds (ETFs) trading on the basis of a published Tracking Basket may trade at a wider bid-ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund's trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund's trades of portfolio securities.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. The fund will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund's shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | TradingHaltRiskMember
Prospectus Line Items
Risk [Text Block]	Trading Halt Risk. There may be circumstances where a security held in the fund's portfolio but not in the Tracking Basket does not have readily available market quotations. If the Adviser determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund's portfolio, will be publicly disclosed on the fund's website and the Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund's portfolio do not have readily available market quotations, the Adviser would promptly request the Exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | ArbitrageRiskMember
Prospectus Line Items
Risk [Text Block]	Arbitrage Risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid-ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund's arbitrage mechanism will operate as intended and that the fund will not experience wide bid-ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to "reverse engineer" the fund's trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund's performance.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | TrackingBasketStructureRiskMember
Prospectus Line Items
Risk [Text Block]	Tracking Basket Structure Risk. The fund's Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the fund's NAV per share, there is a risk that market prices will vary significantly from NAV. Exchange Traded Funds (ETFs) trading on the basis of a published Tracking Basket may trade at a wider bid-ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund's trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund's trades of portfolio securities.
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. The fund will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund's shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | TradingHaltRiskMember
Prospectus Line Items
Risk [Text Block]	Trading Halt Risk. There may be circumstances where a security held in the fund's portfolio but not in the Tracking Basket does not have readily available market quotations. If the Adviser determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund's portfolio, will be publicly disclosed on the fund's website and the Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund's portfolio do not have readily available market quotations, the Adviser would promptly request the Exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs.
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | SmallCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | ArbitrageRiskMember
Prospectus Line Items
Risk [Text Block]	Arbitrage Risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid-ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund's arbitrage mechanism will operate as intended and that the fund will not experience wide bid-ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to "reverse engineer" the fund's trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund's performance.
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | TrackingBasketStructureRiskMember
Prospectus Line Items
Risk [Text Block]	Tracking Basket Structure Risk. The fund's Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the fund's NAV per share, there is a risk that market prices will vary significantly from NAV. Exchange Traded Funds (ETFs) trading on the basis of a published Tracking Basket may trade at a wider bid-ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund's trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund's trades of portfolio securities.
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | QuantitativePortfolioConstructionRiskMember
Prospectus Line Items
Risk [Text Block]	Quantitative Portfolio Construction Risk. A portfolio managed using quantitative portfolio construction can react differently than the market as a whole or a portfolio managed using only fundamental analysis. Although the Adviser uses a quantitative portfolio construction process that seeks to emphasize securities in which the Adviser has high conviction, there is no guarantee that this process will be successful, and the methods and analyses, including models, tools and data employed by the Adviser, in this process may not produce the desired results.
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. The fund will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund's shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | TradingHaltRiskMember
Prospectus Line Items
Risk [Text Block]	Trading Halt Risk. There may be circumstances where a security held in the fund's portfolio but not in the Tracking Basket does not have readily available market quotations. If the Adviser determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund's portfolio, will be publicly disclosed on the fund's website and the Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund's portfolio do not have readily available market quotations, the Adviser would promptly request the Exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs.
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | ArbitrageRiskMember
Prospectus Line Items
Risk [Text Block]	Arbitrage Risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid-ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund's arbitrage mechanism will operate as intended and that the fund will not experience wide bid-ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to "reverse engineer" the fund's trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund's performance.
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | TrackingBasketStructureRiskMember
Prospectus Line Items
Risk [Text Block]	Tracking Basket Structure Risk. The fund's Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the fund's NAV per share, there is a risk that market prices will vary significantly from NAV. Exchange Traded Funds (ETFs) trading on the basis of a published Tracking Basket may trade at a wider bid-ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund's trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund's trades of portfolio securities.
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. The fund will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund's shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | RealEstateIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | TradingHaltRiskMember
Prospectus Line Items
Risk [Text Block]	Trading Halt Risk. There may be circumstances where a security held in the fund's portfolio but not in the Tracking Basket does not have readily available market quotations. If the Adviser determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund's portfolio, will be publicly disclosed on the fund's website and the Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund's portfolio do not have readily available market quotations, the Adviser would promptly request the Exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs.
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | ArbitrageRiskMember
Prospectus Line Items
Risk [Text Block]	Arbitrage Risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid-ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund's arbitrage mechanism will operate as intended and that the fund will not experience wide bid-ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to "reverse engineer" the fund's trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund's performance.
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | TrackingBasketStructureRiskMember
Prospectus Line Items
Risk [Text Block]	Tracking Basket Structure Risk. The fund's Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the fund's NAV per share, there is a risk that market prices will vary significantly from NAV. Exchange Traded Funds (ETFs) trading on the basis of a published Tracking Basket may trade at a wider bid-ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund's trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund's trades of portfolio securities.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | CommunicationServicesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Communication Services Industry Concentration. The communication services industries can be significantly affected by government regulation, intense competition, technology changes, general economic conditions, consumer and business confidence and spending, and changes in consumer and business preferences.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | ConsumerDiscretionaryIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | ConsumerStaplesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | EnergyIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | FinancialsIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | HealthCareIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by product liability claims, rapid obsolescence, and patent expirations.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF | IndustrialsIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, worldwide competition, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | InformationTechnologyIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Information Technology Industry Concentration. The information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, information technology industries can be affected by the loss or impairment of intellectual property rights.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | MaterialsIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | OwnershipLimitationRiskMember
Prospectus Line Items
Risk [Text Block]	Ownership Limitation Risk. The fund may be unable to purchase certain securities included in its underlying index because of limitations on ownership of certain securities, in particular real estate investment trusts (REITs). The fund may experience increased tracking error in these circumstances.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | RealEstateIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | UtilitiesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, interest rate changes, financing difficulties, supply and demand of services or fuel, intense competition, natural resource conservation, and commodity price fluctuations.
Document Type	485BPOS